Cover	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity File Number	001-36605
Entity Registrant Name	PATRIOT TRANSPORTATION HOLDING, INC.
Entity Central Index Key	0001616741
Entity Tax Identification Number	47-2482414
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	200 W. FORSYTH STREET
Entity Address, Address Line Two	7TH FLOOR
Entity Address, City or Town	JACKSONVILLE
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	(904)
Local Phone Number	858-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PATI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable